SUPPLEMENT DATED MAY 2, 2011
TO

PROSPECTUSES DATED MAY 1, 2007
FOR SUN LIFE FINANCIAL MASTERS REWARD NY
AND SUN LIFE FINANCIAL MASTERS SELECT NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

Effective immediately, the names and classes of the following Columbia Funds have been changed from:

Old Name	to	New Name
Columbia Marsico 21st Century Fund, Variable Series, Class B		Columbia Variable Portfolio – Marsico 21st Century Fund, Class 2
Columbia Marsico Growth Fund, Variable Series, Class B		Columbia Variable Portfolio – Marsico Growth Fund, Class 2
Columbia Marsico International Opportunities Fund, Variable Series, Class B		Columbia Variable Portfolio – Marsico International Opportunities Fund, Class 2
Columbia Marsico 21st Century Fund, Variable Series, Class A		Columbia Variable Portfolio – Marsico 21st Century Fund, Class 1
Columbia Marsico Growth Fund, Variable Series, Class A		Columbia Variable Portfolio – Marsico Growth Fund, Class 1
Columbia Small Cap Value Fund, Variable Series, Class B		Columbia Variable Portfolio – Small Cap Value Fund, Class 2

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Reward/Select (NY) 5/2011